Statement of Changes in Net Assets Available for Benefits - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Employee	$ 16,817,018
Employer	11,249,289
Rollovers	1,593,286
Total contributions	29,659,593
Interest income on notes receivable from participants	712,683
Net investment income from Plan interest in Allegheny Technologies Incorporated Master Trust	74,187,880
Net income from interest in registered investment companies	617,252
Total investment income	74,805,132
Total additions to net assets	105,177,408
Benefits paid to participants	(48,113,646)
Fees	(250,340)
Total deductions	(48,363,986)
Net increase in net assets available for benefits prior to net assets transferred out	56,813,422
Net assets transferred from plan, net	(372,853)
Net increase in net assets available for benefits	56,440,569
Net assets available for benefits at beginning of year	372,755,455
Net assets available for benefits at end of year	$ 429,196,024